SHARE-BASED PAYMENT PLANS	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT PLANS
30. SHARE-BASED PAYMENT PLANS
Plan liabilities are recognized at the fair value of the cash-settled transaction. Fair value is measured initially and at each year-end date up to and including the settlement date, with the change in fair value recognized as employee benefit expense (Note 25.) in the statement of income. Fair value is recognized as an expense over the period to the acquisition date, with a corresponding liability recognized.
The Company's parent company, Telefónica, maintains different compensation plans based on the quoted value of its shares (Talent for the Future Share Plan (“TFSP“) and Performance Share Plan (“PSP“), which were also offered to directors and employees of its subsidiaries, including the Company and its subsidiaries.
The Company approved an incentive plan (Performance Share Plan (“PSP VIVO”) via performance units, with cash settlement (“Plan”). Participants in the Plan will be entitled to the grant of a certain number of units representing one share issued by the Company (VIVT3) (“Unit” and “Share”). Each Unit represents the expectation of the right to receive the full value of 01 (one) Share, which will serve as a basis, taking into account the number of Units received, to determine the value of the incentive to be paid by the Company in cash to participants.
Delivery of shares and/or incentives is subject to: (i) maintaining an active employment relationship with the Telefónica Group on the consolidation date of the cycle; and (ii) the achievement of results that represent the fulfillment of the objectives established for the plan.
The level of success is based on comparing the evolution of shareholder remuneration, considering price and dividends (Total Shareholder Return - TSR) of the share of Telefónica or the Company, in relation to the evolution of the TSRs of the companies in the pre-defined Comparison Group, the achievement of the FCF (Free Cash Flow) of the Telefónica Group or the Company the neutralization or compensation of CO2 emissions (from the 2021 Cycle) and gender equality – presence of women in management positions (from the 2024 Cycle).
On December 31, 2025, the quoted value of Telefónica's shares was 3.4930 euros.
The main plans in effect as of December 31, 2025 were:

Plans	Public (Officers and Employees)	Potential of Company shares to be received
Talent for the Future Share Plan (“TFSP”) - global level	Senior Managers, Managers and Specialists
Cycle 2023-2025 (January 1, 2023 to December 31, 2025)	139 active executives	280,500
Cycle 2024-2026 (January 1, 2024 to December 31, 2026)	139 active executives	256,000
Cycle 2025-2027 (January 1, 2025 to December 31, 2027)	132 active executives	236,500
Performance Share Plan (“PSP”) – global level	Vice Presidents and Directors
Cycle 2023-2025 (January 1, 2023 to December 31, 2025)	90 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	870,984
Cycle 2024-2026 (January 1, 2024 to December 31, 2026)	107 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	980,665
Cycle 2024-2026 (January 1, 2024 to December 31, 2026)	119 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	1,007,632
Performance Share Plan (“PSP VIVO”) - local level	Vice Presidents and Directors
Cycle 2023-2025 (January 1, 2023 to December 31, 2025)	89 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	810,838
Cycle 2024-2026 (January 1, 2024 to December 31, 2026)	106 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	780,530
Cycle 2025-2027 (January 1, 2025 to December 31, 2027)	118 active executives (including 5 executives appointed pursuant to the Company's Articles of Association)	1,043,205
The expenses of the Company and its subsidiaries with the share-based compensation plans described above, when applicable, are recorded as personnel expenses, segregated in the Cost of Services Rendered, Selling Expenses and General and Administrative Expenses groups (Note 26.), in the amounts of R$53,792 and R$41,843. For the years ended December 31, 2025 and 2024, respectively.
On December 31, 2025 and 2024, the consolidated liability balances of the share compensation plans were R$154,736 and R$126,019, respectively, including taxes.